Prepaid Expenses - Additional Information (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses [Line Items]
Prepaid expenses	$ 128,092	$ 14,817	$ 0
Directors and Officers Liability Insurance [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	$ 289,000